Equity (Deficit) (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Equity [abstract]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2024	Ps.	1,352,716,466
Increase in Certificates of Contribution “A” during 2025	395,313,191
Certificates of Contribution “A” as of December 31, 2025	Ps.	1,748,029,657
Increase in Certificates of Contribution “A” during 2026	100,443,968
Certificates of Contribution “A” as of June 30, 2026	Ps.	1,848,473,625

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during the six-month period ended June 30, 2026 totaled Ps.100,443,968 and were designated for the strengthening of Petróleos Mexicanos’ financial position as follows:

Date	Strengthening of financial position
January 16,	Ps.	12,471,690
January 23,	12,216,400
February 23,	18,592,882
March 31,	15,065,419
April 29,	18,178,905
May 28,	10,214,608
June 15,	13,704,064
Total	Ps.	100,443,968